Shareholder Report, Holdings (Details)	Dec. 31, 2025
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.10%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Grains And Oil Seeds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Livestock [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Softs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
USCF Gold Strategy Plus Income Fund | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.80%
USCF Gold Strategy Plus Income Fund | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.90%
USCF Sustainable Battery Metals Strategy Fund | Basic Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
USCF Sustainable Battery Metals Strategy Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
USCF Sustainable Battery Metals Strategy Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
USCF Sustainable Battery Metals Strategy Fund | Commodity Derivatives Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
USCF Energy Commodity Strategy Absolute Return Fund | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.70%
USCF Energy Commodity Strategy Absolute Return Fund | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
USCF Sustainable Commodity Strategy Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
USCF Sustainable Commodity Strategy Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
USCF Sustainable Commodity Strategy Fund | Commodity Derivatives Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
USCF Sustainable Commodity Strategy Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
USCF Midstream Energy Income Fund | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
USCF Midstream Energy Income Fund | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
USCF Midstream Energy Income Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
USCF Dividend Income Fund | Basic Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
USCF Dividend Income Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
USCF Dividend Income Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
USCF Dividend Income Fund | Financial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
USCF Dividend Income Fund | Consumer Non Cyclical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
USCF Dividend Income Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
USCF Dividend Income Fund | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
USCF Dividend Income Fund | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
USCF Dividend Income Fund | Consumer Cyclical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
USCF Oil Plus Bitcoin Strategy Fund | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.20%
USCF Oil Plus Bitcoin Strategy Fund | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
USCF Oil Plus Bitcoin Strategy Fund | Bitcoin [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%